Geographical Information (Tables)	12 Months Ended
Dec. 31, 2021
Inspirato LLC
Summary of principal geographic areas related to long lived assets

	December 31,
	2020	2021

	(in thousands)
United States	$28,875	$28,740
Rest of world	1,312	1,188
Total	$30,187	$29,928